Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (6,706,972)	$ (10,058,996)
Change in fair value of warrant liability	3,436,195	(3,654,770)
Net loss for diluted earnings per share	$ (10,143,167)	$ 10,058,996
Denominator:
Weighted-average basic common shares outstanding	20,638,421	15,463,256
Assumed conversion of dilutive securities:
Common stock purchase warrants	2,946,523
Denominator for diluted earnings per share - adjusted weighted-average shares	23,584,944	15,463,256
Earnings Per Share, Basic	$ (0.32)	$ (0.65)
Earnings Per Share, Diluted	$ (0.43)	$ (0.65)